Investment Objectives and Goals	Oct. 31, 2025
T-REX 2X LONG TESLA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG TESLA DAILY TARGET ETF
T-REX 2X INVERSE TESLA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE TESLA DAILY TARGET ETF
T-REX 2X LONG NVIDIA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG NVIDIA DAILY TARGET ETF
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE NVIDIA DAILY TARGET ETF